property, plant and equipment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
property, plant and equipment
Property, plant and equipment at beginning of period			$ 17,503
Depreciation	$ 591	$ 601	1,174	$ 1,193
Property, plant and equipment at end of period	17,819		17,819
Impairment of real estate right-of-use lease assets			3
Contractual commitments for the acquisition of property, plant and equipment	211		211		$ 184
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			14,414
Property, plant and equipment at end of period	15,094		15,094
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			11,595
Property, plant and equipment at end of period	11,977		11,977
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			1,462
Property, plant and equipment at end of period	1,492		1,492
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			506
Property, plant and equipment at end of period	500		500
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			85
Property, plant and equipment at end of period	82		82
Owned assets | Investment property
property, plant and equipment
Property, plant and equipment at beginning of period			45
Property, plant and equipment at end of period	44		44
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			721
Property, plant and equipment at end of period	999		999
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			3,089
Property, plant and equipment at end of period	2,725		2,725
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,776
Property, plant and equipment at end of period	1,319		1,319
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,253
Property, plant and equipment at end of period	1,332		1,332
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			60
Property, plant and equipment at end of period	74		74
AT COST
property, plant and equipment
Property, plant and equipment at beginning of period			49,821
Additions			1,422
Assets under construction put into service
Transfers
Dispositions, retirements and other			(459)
Net foreign exchange differences			44
Property, plant and equipment at end of period	50,828		50,828
AT COST | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			44,773
Additions			830
Transfers			1,106
Dispositions, retirements and other			(379)
Net foreign exchange differences			26
Property, plant and equipment at end of period	46,356		46,356
AT COST | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			38,005
Additions			388
Assets under construction put into service			5
Transfers			1,082
Dispositions, retirements and other			(315)
Net foreign exchange differences			3
Property, plant and equipment at end of period	39,168		39,168
AT COST | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			4,018
Additions			11
Assets under construction put into service			96
Dispositions, retirements and other			(33)
Net foreign exchange differences			6
Property, plant and equipment at end of period	4,098		4,098
AT COST | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			1,898
Additions			22
Assets under construction put into service			36
Transfers			24
Dispositions, retirements and other			(28)
Net foreign exchange differences			11
Property, plant and equipment at end of period	1,963		1,963
AT COST | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			85
Dispositions, retirements and other			(3)
Property, plant and equipment at end of period	82		82
AT COST | Owned assets | Investment property
property, plant and equipment
Property, plant and equipment at beginning of period			46
Property, plant and equipment at end of period	46		46
AT COST | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			721
Additions			409
Assets under construction put into service			(137)
Net foreign exchange differences			6
Property, plant and equipment at end of period	999		999
AT COST | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			5,048
Additions			592
Transfers			(1,106)
Dispositions, retirements and other			(80)
Net foreign exchange differences			18
Property, plant and equipment at end of period	4,472		4,472
AT COST | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			2,150
Additions			372
Transfers			(1,106)
Property, plant and equipment at end of period	1,416		1,416
AT COST | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			2,818
Additions			189
Dispositions, retirements and other			(76)
Net foreign exchange differences			18
Property, plant and equipment at end of period	2,949		2,949
AT COST | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			80
Additions			31
Dispositions, retirements and other			(4)
Property, plant and equipment at end of period	107		107
ACCUMULATED DEPRECIATION
property, plant and equipment
Property, plant and equipment at beginning of period			32,318
Depreciation			1,174
Transfers
Dispositions, retirements and other			(509)
Net foreign exchange differences			26
Property, plant and equipment at end of period	33,009		33,009
ACCUMULATED DEPRECIATION | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			30,359
Depreciation			961
Transfers			335
Dispositions, retirements and other			(407)
Net foreign exchange differences			14
Property, plant and equipment at end of period	31,262		31,262
ACCUMULATED DEPRECIATION | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			26,410
Depreciation			793
Transfers			324
Dispositions, retirements and other			(338)
Net foreign exchange differences			2
Property, plant and equipment at end of period	27,191		27,191
ACCUMULATED DEPRECIATION | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			2,556
Depreciation			80
Dispositions, retirements and other			(34)
Net foreign exchange differences			4
Property, plant and equipment at end of period	2,606		2,606
ACCUMULATED DEPRECIATION | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			1,392
Depreciation			87
Transfers			11
Dispositions, retirements and other			(35)
Net foreign exchange differences			8
Property, plant and equipment at end of period	1,463		1,463
ACCUMULATED DEPRECIATION | Owned assets | Land
property, plant and equipment
Property, plant and equipment at end of period	0		0
ACCUMULATED DEPRECIATION | Owned assets | Investment property
property, plant and equipment
Property, plant and equipment at beginning of period			1
Depreciation			1
Property, plant and equipment at end of period	2		2
ACCUMULATED DEPRECIATION | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at end of period	0		0
ACCUMULATED DEPRECIATION | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,959
Depreciation			213
Transfers			(335)
Dispositions, retirements and other			(102)
Net foreign exchange differences			12
Property, plant and equipment at end of period	1,747		1,747
ACCUMULATED DEPRECIATION | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			374
Depreciation			59
Transfers			(335)
Dispositions, retirements and other			(1)
Property, plant and equipment at end of period	97		97
ACCUMULATED DEPRECIATION | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,565
Depreciation			137
Dispositions, retirements and other			(97)
Net foreign exchange differences			12
Property, plant and equipment at end of period	1,617		1,617
ACCUMULATED DEPRECIATION | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			20
Depreciation			17
Dispositions, retirements and other			(4)
Property, plant and equipment at end of period	$ 33		$ 33